Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Information
Net revenues	$ 110,157	¥ 713,572	¥ 613,990	¥ 492,606
Cost of revenues	(59,095)	(382,804)	(277,789)	(180,521)
Gross profit	$ 51,062	330,768	336,201	312,085
Online services
Segment Information
Net revenues		431,276	425,544	422,088
Cost of revenues		(152,094)	(148,811)	(140,975)
Gross profit		279,182	276,733	281,113
Personalized matchmaking services
Segment Information
Net revenues		261,462	164,598	52,458
Cost of revenues		(215,094)	(117,054)	(29,792)
Gross profit		46,368	47,544	22,666
Events and other services
Segment Information
Net revenues		20,834	23,848	18,060
Cost of revenues		(15,616)	(11,924)	(9,754)
Gross profit		¥ 5,218	¥ 11,924	¥ 8,306